Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Time Certificates of Deposits and Other Time Deposits
Table 12.1 presents a summary of the time certificates of deposit (CDs) and other time deposits issued by domestic and foreign offices.

Table 12.1: Time Certificates of Deposits and Other Time Deposits

	Dec 31,	Dec 31,
(in billions)	2018	2017
Total domestic and foreign	$130.6	128.6
Domestic:
$100,000 or more	42.5	52.7
$250,000 or more	37.1	46.9
Foreign:
$100,000 or more	4.6	13.4
$250,000 or more	4.6	13.4

Contractual Maturities of CDs and Other Time Deposits
The contractual maturities of these deposits are presented in Table 12.2.

Table 12.2: Contractual Maturities of CDs and Other Time Deposits

(in millions)	December 31, 2018
2019	$88,435
2020	25,986
2021	6,324
2022	3,320
2023	2,868
Thereafter	3,712
Total	$130,645

Contractual Maturities of Domestic Time Deposits
The contractual maturities of the domestic time deposits with a denomination of $100,000 or more are presented in Table 12.3.

Table 12.3: Contractual Maturities of Domestic Time Deposits

(in millions)	2018
Three months or less	$13,724
After three months through six months	12,292
After six months through twelve months	12,945
After twelve months	3,504
Total	$42,465